RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RESTRICTED NET ASSETS.
Minimum required percentage of annual after-tax profit to the general statutory reserve	10.00%
Maximum requirement of each of the entity's PRC subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%
Statutory reserves	¥ 107,380	¥ 80,615
Restricted net asset, PRC generally accepted accounting principles (in RMB) or (in dollars)	¥ 17,543,453